OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2011
OTHER TAXES PAYABLE
12.	OTHER TAXES PAYABLE

Other taxes payable consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Value-added taxes payable	6,232	5,392
Business taxes payable	13,526	15,801
Individual income taxes payable	670	736
Real estate taxes payable	80	41

	20,508	21,970

The Group is also required to withhold PRC individual income taxes on employees' payroll for remittance to the tax authorities.